Income Taxes - Summary of Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current income tax assets
Current	$ 248	$ 24
Long-term	36	64
Deferred income tax assets	216	18
Total income tax assets	500	106
Current income tax liabilities
Current	(47)	(16)
Deferred income tax liabilities	(2,907)	(2,205)
Total income tax liabilities	(3,018)	(2,264)
Receivables [member]
Current income tax assets
Current	248	24
Other assets [member]
Current income tax assets
Long-term	36	64
Deferred income tax assets	216	18
Payables and accrued charges [member]
Current income tax liabilities
Current	(47)	(16)
Other non current liabilities [member]
Current income tax liabilities
Non-current	(64)	(43)
Deferred income tax liabilities [member]
Current income tax liabilities
Deferred income tax liabilities	$ (2,907)	$ (2,205)